Income Taxes (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties Expense	$ 40,000	$ 40,000